Statements of Operations (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2011	Sep. 30, 2010
Income Statement [Abstract]
Sales	$ 98,812	$ 103,719	$ 345,130	$ 337,929	$ 446,053	$ 0
Service	8,706	11,531	26,555	33,549	44,085	30,108
Royalty		53,600		100,000	100,000	109,190
Total Revenues	107,518	168,850	371,685	471,478	590,138	139,298
COST OF GOODS SOLD	20,722	45,756	92,531	151,802	193,430	5,834
GROSS PROFIT	86,796	123,094	279,154	319,677	396,708	133,464
OPERATING EXPENSES:
Bad Debt					4,289	(180)
Consulting fees	3,190	34,910	33,675	57,038	60,819	72,361
Management fees	30,000	26,190	90,000	71,110	105,900	55,802
Payroll expense	39,585	32,904	131,299	86,407	127,455	126
Professional fees	123,401	14,332	160,716	73,250	88,683	93,302
Research and development	188	1,146	1,175	8,243	9,936	577
Travel, meals, and entertainment	1,937	3,115	18,724	9,955	20,333	5,070
Loss on goodwill impairment, AquaLiv				315,484	315,484
Loss of goodwill impairment, Flocus						583,301
Loss on goodwill impairment, IAI						34,970
Loss on impairment of note receivable						170,000
Other general and administrative	62,858	64,126	209,412	210,428	287,412	122,509
Total Operating Expenses	261,159	176,724	645,001	831,916	1,020,310	1,138,018
LOSS FROM OPERATIONS	(174,363)	(53,630)	(365,847)	(512,239)	(623,602)	(1,004,554)
Recapture of loss on impairment of note receivable					19,400
Recapture prior expense			12,522	19,400
Gain on distribution of IAI, net		74,353		74,353	74,353
Loss on derivative liability					(61,111)
Interest expense	(2,354)	(4,551)	(44,740)	(10,895)	(15,290)	(4,050)
NET INCOME (LOSS) BEFORE INCOME TAX PROVISION	(176,717)	16,172	(398,064)	(429,381)	(606,250)	(1,008,604)
PROVISION FOR INCOME TAXES
CONSOLIDATED NET LOSS	(176,717)	16,172	(398,064)	(429,381)	(606,250)	(1,008,604)
Net loss attributable to noncontrolling interest, AquaLiv	4,691	8,074	22,868	15,680	41,956
NET INCOME (LOSS) ATTRIBUTABLE TO COMPANY	$ (172,026)	$ 24,246	$ (375,196)	$ (413,701)	$ (606,250)	$ (1,008,604)
BASIC AND DILUTED LOSS PER SHARE	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0	$ (0.01)
WEIGHTED AVERAGE SHARES OUTSTANDING	472,804,300	229,270,190	412,789,200	209,253,370	228,052,093	91,957,785